Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of computes basic loss per share
	For the Year Ended December 31,
	2021	2020
Numerator for basic and diluted net loss per share:
Net loss	$(35,207)	$(12,875)
Denominator for basic and diluted net loss per share:
Weighted average shares	96,690,716	78,736,661
Net loss per Class A and Class B common stock – basic and diluted	$(0.36)	$(0.16)